CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Consolidated net income	$ 37,674	$ 42,508
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depletion, depreciation, and amortization	62,022	37,770
Deferred taxes	6,805	1,546
Non-cash derivative loss (gain)	13,955	(11,760)
Equity-based compensation	1,799	118
Other	4,756	952
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(21,350)	(7,390)
Other current assets	(155)	(975)
Accounts payable	(702)	(461)
Accrued interest	15,968	478
Revenue payable	9,718	3,317
Other current liabilities	6,285	(3,349)
Net cash provided by operating activities	136,775	62,754
Cash flows from investing activities:
Acquisitions of oil and natural gas properties	(36,533)	(3,290)
Development of oil and natural gas properties	(257,984)	(183,327)
Other	(486)	(283)
Net cash used in investing activities	(295,003)	(186,900)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	629,627	425,684
Payments on long-term debt	(505,926)	(325,000)
Distributions to Athlon Holdings LP's Class A limited partners	(75,000)
Shares of common stock sold in initial public offering, net of offering costs	296,044
Other	1,500	166
Net cash provided by financing activities	346,245	100,850
Increase (decrease) in cash and cash equivalents	188,017	(23,296)
Cash and cash equivalents, beginning of period	8,871	32,030
Cash and cash equivalents, end of period	$ 196,888	$ 8,734